CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Mar. 14, 2018	Dec. 02, 2016	Dec. 23, 2014
Preferred stock, par value	$ 0.0001	$ 0.0001		$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000		1,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Preferred stock - Series A
Preferred stock, par value							$ 0.00001
Blade Urban Air Mobility [Member]
Preferred stock, par value			$ 0.00001
Preferred stock, shares authorized			22,211,526
Common stock, par value	$ 0.00001		$ 0.00001		$ 0.00001
Common stock, shares authorized	50,300,000		50,300,000		50,300,000
Common stock, shares issued	13,756,294		12,592,851		12,502,885
Common stock, shares outstanding			12,592,851		12,502,885
Blade Urban Air Mobility [Member] | Preferred stock - Series Seed
Preferred stock, par value	$ 0.00001		$ 0.00001		$ 0.00001			$ 0.00001
Preferred stock, shares authorized	2,817,000		2,817,000		2,817,000
Preferred stock, shares issued	2,817,000		2,817,000		2,817,000
Preferred stock, shares outstanding	2,817,000		2,817,000		2,817,000
Blade Urban Air Mobility [Member] | Preferred stock - Series A
Preferred stock, par value	$ 0.00001		$ 0.00001		$ 0.00001
Preferred stock, shares authorized	6,734,526		6,734,526		6,734,526
Preferred stock, shares issued	6,734,517		6,734,517		6,734,517
Preferred stock, shares outstanding	6,734,517		6,734,517		6,734,517
Blade Urban Air Mobility [Member] | Preferred stock - Series B
Preferred stock, par value	$ 0.00001		$ 0.00001		$ 0.00001	$ 0.00001
Preferred stock, shares authorized	12,660,000		12,660,000		12,660,000
Preferred stock, shares issued	12,565,294		12,565,294		12,565,294
Preferred stock, shares outstanding	12,565,294		12,565,294		12,565,294